Financial Instruments and Fair Value Measurement (Details 2) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Supplemental fair value information about long-term fixed-rate debt
Carrying value of long-term fixed-rate debt	$ 572,100	$ 79,000	$ 193,700
Fixed-rate debt	580,000	80,000	195,000
Unsecured senior notes issued July 21, 2009
Supplemental fair value information about long-term fixed-rate debt
Fixed-rate debt	80,000	80,000
Unsecured senior notes issued March 19, 2015
Supplemental fair value information about long-term fixed-rate debt
Fixed-rate debt	500,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Assets:
Cash and cash equivalents	719,127	360,909
Equity securities	151,448	222,300
Other current assets	36,090	35,200
Other assets	2,000	2,000
Total assets measured at fair value	908,665	620,409
Significant Other Observable Inputs (Level 2)
Supplemental fair value information about long-term fixed-rate debt
Fair value of long-term fixed-rate debt	597,200	84,300	$ 205,400
Significant Other Observable Inputs (Level 2) | Recurring basis
Assets:
Other current assets	250	250
Total assets measured at fair value	250	250
Total Measure at Fair Value | Recurring basis
Assets:
Cash and cash equivalents	719,127	360,909
Equity securities	151,448	222,300
Other current assets	36,340	35,450
Other assets	2,000	2,000
Total assets measured at fair value	$ 908,915	$ 620,659